Business Combination and Reverse Recapitalization - Additional information (Details) $ in Thousands		12 Months Ended
	Jan. 02, 2025 USD ($) shares	Dec. 31, 2024 shares	Mar. 31, 2025 shares	Mar. 31, 2024 shares	Dec. 31, 2023 shares
Business Combination and Reverse Recapitalization
Reverse recapitalization transactions, net (in shares)		18,732,670
Less: Redemption of Ordinary Shares	(1,434,626)
Class of Warrant or Right, Outstanding		305,632,700	0	215,476,828	181,148,044
Redemption of ordinary shares at closing
Business Combination and Reverse Recapitalization
Amounts reimbursed | $	$ 4,500
River North
Business Combination and Reverse Recapitalization
Less: Redemption of Ordinary Shares	(1,434,626)
Redemption of ordinary shares value | $	$ 16,000
Seaport Group SIBS, LLC
Business Combination and Reverse Recapitalization
Class of Warrant or Right, Outstanding			3,000,000
Mars
Business Combination and Reverse Recapitalization
Conversion ratio	1
Number of shares per unit	1
Number of shares per right	0.2
Reverse recapitalization transactions, net (in shares)	2,026,806
Cash-trust account, net of redemptions, includes the funds remained pursuant to the polar non-redemption agreement | $	$ 7,270
Mars | Redemption of ordinary shares at closing
Business Combination and Reverse Recapitalization
Shares subjected to forward purchase agreement	400,000
Mars | Mars
Business Combination and Reverse Recapitalization
Reverse recapitalization transactions, net (in shares)	646,806
Mars | Maxim Group LLC
Business Combination and Reverse Recapitalization
Reverse recapitalization transactions, net (in shares)	276,000
Mars | Mars Officers Directors And Sponsors
Business Combination and Reverse Recapitalization
Reverse recapitalization transactions, net (in shares)	2,245,467
ScanTech Identification Beam Systems LLC
Business Combination and Reverse Recapitalization
Reverse recapitalization transactions, net (in shares)	14,184,397